6. Courseware	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
6. Courseware

Courseware costs capitalized were $25,300 and $54,090 for the years ended December 31, 2012 and 2011, respectively.

Courseware consisted of the following at December 31, 2012 and 2011:

`	December 31, 2012	December 31, 2011
Courseware	$2,097,538	$2,072,238
Accumulated amortization	(1,843,967)	(1,702,407)
Courseware, net	$253,571	$369,831

Amortization expense of courseware for the years ended December 31, 2012 and 2011 was $141,560 and $178,420, respectively.

The following is a schedule of estimated future amortization expense of courseware at December 31, 2012:

Year Ending December 31,
2013	$120,819
2014	77,757
2015	39,616
2016	12,738
2017	2,641
Total	$253,571